Indebtedness (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Amount Outstanding	$ 2,419	$ 1,511
Commercial Paper [Member]
Short-term Debt [Line Items]
Amount Outstanding	1,972	1,264
Average Year-End Rate	0.20%	0.10%
Bank Loans [Member]
Short-term Debt [Line Items]
Average Year-End Rate	6.60%	7.70%
Short Term Credit Arrangement [Member]
Short-term Debt [Line Items]
Amount Outstanding	$ 447	$ 247